UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 06/30

Date of reporting period: 03/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Commodity Securities Fund

(formerly Scudder Commodity Securities Fund)

	Shares	Value ($)

Common Stocks 47.6%
Australia 1.5%
Orica Ltd.	47,291	785,114
Rinker Group Ltd.	104,300	1,482,167
Rio Tinto Ltd.	8,358	471,799

(Cost $2,295,681)		2,739,080
Brazil 0.9%
Companhia Vale do Rio Doce (ADR) (Cost $1,228,691)	33,100	1,606,343
Canada 2.8%
Canfor Corp.*	26,200	275,494
Domtar, Inc.	76,300	542,270
IPSCO, Inc.	13,900	1,440,406
Suncor Energy, Inc.	21,400	1,642,404
Talisman Energy, Inc.	22,000	1,168,335

(Cost $4,229,155)		5,068,909
Finland 1.2%
Neste Oil Oyj*	24,900	856,066
UPM-Kymmene Oyj	56,700	1,339,882

(Cost $2,085,616)		2,195,948
France 1.3%
Total SA (Cost $2,304,896)	9,156	2,415,533
Korea 1.0%
POSCO	4,300	1,108,635
S-Oil Corp.	9,800	752,450

(Cost $1,677,010)		1,861,085
Luxembourg 0.6%
Tenaris SA (ADR) (Cost $988,416)	6,300	1,138,221
Netherlands 1.8%
Mittal Steel Co. NV "A" (New York Registered Shares)	39,500	1,491,125
Royal Dutch Shell PLC "A" (a)	53,339	1,668,975
Royal Dutch Shell PLC "A" (a)	1,800	56,229

(Cost $3,103,889)		3,216,329
Norway 1.2%
Norsk Hydro ASA	7,150	990,631
Statoil ASA (ADR)	44,100	1,255,968

(Cost $1,947,104)		2,246,599
South Africa 0.5%
Gold Fields Ltd.	19,500	425,043
Harmony Gold Mining Co. Ltd.*	28,200	457,384

(Cost $903,143)		882,427

Switzerland 0.5%
Xstrata PLC (Cost $907,064)	29,692	961,063
Taiwan 0.3%
Formosa Chemicals & Fibre Corp. (Cost $643,044)	379,800	611,967
United Kingdom 6.6%
Anglo American Capital PLC	41,227	1,588,703
BHP Billiton PLC	241,152	4,405,546
BP PLC	234,872	2,697,320
Rio Tinto PLC	67,871	3,445,594

(Cost $9,750,881)		12,137,163
United States 27.4%
Air Products & Chemicals, Inc.	23,100	1,552,089
Alcoa, Inc.	61,800	1,888,608
Amerada Hess Corp.	9,400	1,338,560
Apache Corp.	14,300	936,793
Cooper Cameron Corp.*	24,600	1,084,368
Dow Chemical Co.	75,500	3,065,300
ENSCO International, Inc.	38,400	1,975,680
ExxonMobil Corp.	91,900	5,593,034
Frontier Oil Corp.	16,900	1,003,015
GlobalSantaFe Corp.	35,000	2,126,250
Halliburton Co.	27,900	2,037,258
Holly Corp.	22,000	1,630,640
International Paper Co.	28,700	992,159
Joy Global, Inc.	33,650	2,011,260
Lyondell Chemical Co.	50,120	997,388
Monsanto Co.	25,200	2,135,700
Newmont Mining Corp.	38,100	1,977,009
Occidental Petroleum Corp.	17,100	1,584,315
Packaging Corp. of America	39,300	881,892
Peabody Energy Corp.	38,400	1,935,744
PPG Industries, Inc.	24,100	1,526,735
Schlumberger Ltd.	22,700	2,873,139
Sunoco, Inc.	11,000	853,270
Temple-Inland, Inc.	25,900	1,153,845
Tesoro Corp.	7,500	512,550
Ultra Petroleum Corp.*	17,500	1,090,425
United States Steel Corp.	22,500	1,365,300
Valero Energy Corp.	40,900	2,445,002
Weyerhaeuser Co.	23,800	1,723,834

(Cost $43,214,045)		50,291,162

Total Common Stocks (Cost $75,278,635)		87,371,829
Preferred Stocks 0.9%
Brazil
Usinas Siderurgicas de Minas Gerais SA "A" (Cost $888,276)	41,800	1,550,116
Investment Funds 1.9%
streetTRACKS Gold Trust* (Cost $2,909,101)	59,100	3,433,710

	Principal Amount ($)	Value ($)

US Treasury Obligations 19.3%
United States
US Treasury Bill, 4.24% **, 4/20/2006 (b)	871,000	869,051
US Treasury Note:
1.5%, 3/31/2006 (c)	8,235,000	8,235,000
2.5%, 5/31/2006 (c)	5,500,000	5,480,876
4.375%, 12/31/2007 (c)	5,000,000	4,960,155
3.75%, 3/31/2007 (c)	10,000,000	9,893,750
3.375%, 2/28/2007 (c)	6,000,000	5,920,314

Total US Treasury Obligations (Cost $35,208,783)		35,359,146
Commodities Linked/Structured Notes 15.0%
AIG-FP Structured Finance Ltd., GSCI Note Leverage Factor 3X, 144A:
3.51%, 6/1/2006 (d)	1,500,000	1,627,233
3.75%, 6/1/2006 (d)	1,800,000	1,882,031
3.9%, 9/14/2006 (d)	2,330,000	2,260,798
4.66%, 12/28/2006 (d)	878,000	795,712
Cargill GSCI Note Leverage Factor 3X, 144A:
3.59%, 7/6/2006 (d)	1,439,005	2,039,121
3.618%, 9/14/2006 (d)	800,000	888,817
3.664%, 7/6/2006 (d)	1,000,000	1,328,640
4.0%, 12/28/2006 (d)	1,300,000	984,196
4.447%, 12/28/2006 (d)	1,100,000	852,591
4.629%, 2/1/2007 (d)	1,000,000	851,049
4.64%, 1/26/2007 (d)	2,000,000	1,606,695
4.645%, 1/22/2007 (d)	1,900,000	1,777,828
4.65%, 12/11/2006 (d)	1,600,000	1,461,564
4.845%, 2/13/2007 (d)	3,100,000	3,110,083
4.9%, 2/22/2007 (d)	1,500,000	1,825,461
4.94%, 3/8/2007 (d)	500,000	526,136
5.0%, 3/16/2007 (d)	2,500,000	2,951,050
5.088%, 4/5/2007 (d)	750,000	750,000

Total Commodities Linked/Structured Notes (Cost $26,997,005)		27,519,005

Contracts	Value ($)

Options Purchased 0.0%
Amerada Hess Corp. Expiring 5/20/2006, Strike Price $135	46	15,180
Ultra Pete Corp. Expiring 4/22/2006, Strike Price $55	166	5,810

Total Options Purchased (Cost $71,627)		20,990

Shares	Value ($)

Cash Equivalents 23.5%
Cash Management QP Trust, 4.64% (e) (Cost $43,180,388)	43,180,388	43,180,388

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 184,533,815)	108.2	198,435,184
Other Assets and Liabilities, Net	(8.2)	(15,039,275)

Net Assets	100.0	183,395,909

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	At March 31, 2006, this security, in part or in whole, has been segregated to cover initial margin requirements for open futures contracts.
(c)	All or a portion of this security represents collateral held in connection with structured notes.
(d)

Security is linked to the Goldman Sachs Commodity Index (GSCI). The index is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodities futures that is broadly diversified across the spectrum of commodities.

(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
At March 31, 2006, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

Goldman Sachs Commodity Index	4/18/2006	43	4,641,659	4,766,550	124,891

At March 31, 2006, open written options were as follows:

Written Options	Number of Contracts	Expiration Date	Strike Price ($)	Value ($)

Call Options
Amerada Hess Corp.	46	5/20/2006	160.0	(3,910)
Total outstanding written options (Premiums received $20,561) (3,910)

At March 31, 2006, the DWS Commodity Securities Fund had the following Sector diversification:

Sector	Market Value ($)	As a % of Common and Preferred Stocks
Energy	43,662,175	49.1%
Materials	43,248,510	48.6%
Industrials	2,011,260	2.3%
Total Common and Preferred Stocks	88,921,945	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Commodity Securities Fund, a series of DWS Institutional Funds

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Commodity Securities Fund, a series of DWS Institutional Funds

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 May 19, 2006